Leases (Details) - Schedule of Lease Expense - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 226,489	$ 413,445
Weighted Average Remaining Lease Term (Months)
Operating leases	17 years	26 years
Weighted Average Discount Rate
Operating leases	4.75%	4.75%
Operating leases Right-of-use assets	$ 341,895	$ 391,189
Operating Lease liabilities	$ 333,258	$ 413,445